Stockholders’ Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Stockholders’ Equity

NOTE 4 - Stockholders’ Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitation as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock

The issuances of common stock during the six months ended December 31, 2011 were as follows:

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In November 2011, the Company issued 100,000 shares of common stock in exchange for $50,000 in connection with a private placement with an accredited investor.

In December 2011, the Company issued 5,000 shares of common stock to a director in exchange for $3,335 in connection with the exercise of options with an exercise price of $0.667 per share.

In December 2011, the Company issued 441,179 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

Common Stock Warrants

The Company accounts for warrants issued for services in accordance with ASC 505-50-30-2 Equity Based Payments to Non-Employees. As such, the Company calculates the fair value of the warrants granted using the Black-Scholes option pricing model and records the fair value to either prepaid expense or expense based upon the terms of the underlying contract for services. In applying the Black-Scholes method, the Company calculates volatility based upon the historical market price of the Company’s common stock, utilizes discount rates obtained from the Federal Reserve Statistical Release for treasury instruments of the same duration and expected term as the contractual term of the warrants.

Warrants issued in connection with the sale of shares of common stock are treated as part of the equity transaction and are recorded in stockholders’ equity or liabilities in accordance with the guidance at ASC 480-10-25.

A summary of warrants issued for cash and changes during the periods July 1, 2010 to December 31, 2010 and from July 1, 2011 to December 31, 2011 is as follows:

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	0.91
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	474,508	$1.05	1.41
Exercisable at December 31, 2010	474,058	$1.05	1.41

Weighted average fair value of warrants granted during the six months ended December 31, 2010		N/A

Balance at June 30, 2011	474,058	$1.50	1.92
Granted	—	$—	—
Exercised	(130,000)	$0.50	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	344,058	$1.50	1.42
Exercisable at December 31, 2011	344,058	$1.50	1.42

Weighted average fair value of warrants granted during the six months ended December 31, 2011		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	715,000	$1.25	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	3,448,303	$1.49	2.17
Exercisable at December 31, 2010	3,448,303	$2.17	2.34

Weighted average fair value of warrants granted during the three months ended September 30, 2010		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	—	$—	—
Exercised	—	$—	—
Exercise recission	45,000	$1.25	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	4,696,200	$1.46	2.18
Exercisable at December 31, 2011	4,696,200	$1.46	2.18

Weighted average fair value of warrants granted during the six months ended December 31, 2011		N/A

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. See Note 6.

7. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock Issued for Cash

  In October 2009, the Company issued 15,000 shares of common stock in exchange for $15,000 in cash upon the exercise of options by a member of the Company’s advisory board.

From November 2009 through April 2010, the Company issued 2,180,000 shares of common stock, and three year warrants to purchase 2,180,000 shares of common stock at an exercise price of $1.60 per share in exchange for $2,180,000 in cash in private placements with accredited investors. The Company paid $90,000 in commissions related to these private placements.

In March 2010, the Company issued 14,993 shares to its Chief Technology Officer in exchange for $10,000 in connection with the exercise of options with an exercise price of $0.667 per share.

In April 2010, the Company’s Chief Executive Officer sold warrants to purchase 50,000 shares of the Company’s common stock to an investor. The Company issued 50,000 shares of the Company’s common stock to the investor in exchange for $33,350 in connection with the exercise of the options.

In September 2010, the Company issued 180,000 shares of common stock and issued three year warrants to purchase 180,000 shares of common stock at an exercise price of $1.25 per share in exchange for $162,000 in private placements with two accredited investors.

On September 1, 2010, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“LPC”).  Upon signing the agreement, the Company received $190,000, net of a $10,000 finder’s fee, from LPC as an initial purchase under the $5 million commitment in exchange for 200,000 shares of the Company’s common stock and five year warrants to purchase 200,000 shares common stock at an exercise price of $1.25 per share.  These warrants have been accounted for as a sale of warrants and common stock and accordingly, have been recorded in stockholder’s equity.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the purchase agreement.  The Company filed a registration statement on November 4, 2010 which became effective on November 29, 2010. Under the registration statement, the Company registered 2.5 million shares of the Company’s common stock. From November 29, 2010 through June 30, 2011, the Company has issued 2,148,063 shares of common stock in exchange for $3,158,866.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time the time the purchase agreement was signed was up to an additional $4.8 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC.  LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company’s common stock is below $1.00.

In consideration for entering into the purchase agreement, the Company issued to LPC 75,000 shares of common stock as a commitment fee and will issue up to 225,000 shares pro rata as LPC purchases additional shares.  As of June 30, 2011, 148,063 “pro-rata” shares have been issued and are included in the 2,148,063 shares discussed above. The commitment shares are subject to a 30 month lock up restriction.  The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the three months ended December 31, 2010, the company issued 134,000 shares of common stock in exchange for $113,900 or $0.85 per share in private placements with accredited investors.

During the year ended June 30, 2011 the Company issued an additional 1,290,000 shares of common stock and 661,200 warrants to purchase common stock in exchange for $1,077,320, net of finders' fees amounting to $26,680, in connection with private placements with accredited investors.

Common Stock for Services

In November 2009, the Company issued 200,000 shares to an investment banking firm as compensation for a two year consulting agreement with an effective date of October 15, 2009. The Company recorded the fair value of the shares, $340,000, based upon the quoted trade price of the shares on the date of the agreement, as prepaid consulting fees and will amortize the amount over the term of the agreement, two years. The Company amortized $170,000 and $127,500 of this amount during the years ended June 30, 2011 and 2010, respectively.

In January 2010, the Company issued 45,282 and 23,929 shares of the Company’s common stock to the Company’s Chairman and a Director, respectively. These shares were issued to compensate the Chairman and Director for the amount of their personal shares that were used to exchange shares of the Company to former Dyn-O-Mat stockholders. The fair value of the shares on the date issued was $69,211, based upon the offering price of recent private placement transactions and is included in general and administrative expense in the accompanying consolidated statement of operations.

As of September 30, 2010, 50,000 shares of common stock were issuable in connection with a one year consulting agreement for investor relations. The shares vest quarterly beginning September 30, 2010, subject to continued engagement as a consultant to the Company. The Company recorded prepaid expense and additional paid in capital of $65,500, representing the initial pre-measurement date fair market value of the shares on the date of grant and has amortized the prepaid expense over the one year period of the agreement based upon the fair market value of the shares on each vesting date in accordance with ASC 505-50-S99. . During the year ended June 30, 2011, the total expense related to this grant amounted to $78,500 due to increase in fair market value at each subsequent measurement date when the shares vested.

On December 8, 2010, the board authorized the issuance of an additional 75,000 shares of restricted common stock in recognition of the past performance of the Company’s investor relations consultant. This stock was valued at $90,000 based upon the fair market value of the stock on the date of the grant, $1.20.

In January 2011, the Company issued 45,000 shares of common stock to an investment banking firm as a finder's fee for the arrangement of private placements.

 Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants

In January 2011, the Company issued 303,303 shares of common stock in exchange for $379,129 in connection with the exercise of warrants with an exercise price of $1.25 per share.

In April 2011, the Company issued 100,000 shares of common stock in exchange for $122,000 in connection with the exercise of options with an exercise price of $1.22 per share.

 In April 2011, the Company issued 73,127 shares of the Company’s common stock in connection with the cashless exercise of warrants to purchase 120,000 shares of common stock at an exercise price of $1.25 per share and based the market value of the Company's common stock of $3.20 per share.

 Common Stock Issued For Arrangement of Line of Credit

In May 2010, the Company issued 150,000 shares of the Company’s common stock to its largest stockholder in exchange for a one year extension of a line of credit for the Company. The fair values of the shares issued, based upon the recent private placement price of the common stock $1.00 per share, $150,000, has been recorded as debt issue costs and is being amortized over the one year extension period of the line of credit. In addition, in May 2010, the Company issued two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share to the Company’s largest stockholder in connection with the one year extension of the Company’s $2.5 million line of credit. (See Note 6.)

In February 2011, the Company issued 892,857 shares of common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a principle reduction in the Company's line of credit in the amount of $1,000,000. (See Note 6.)